CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	Sep. 13, 2020	Jul. 31, 2021	Apr. 30, 2021
Debt Instrument [Line Items]
Convertible Notes Payable	$ 290,000	$ 267,500	$ 290,000
Leonite Capital [Member]
Debt Instrument [Line Items]
Debt stated interest rate	10.00%
Debt maturity date	Mar. 13, 2021
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Conversion Price	$ 0.015